Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of major subsidiaries
The following list contains only the particulars of subsidiaries which principally affected the results, assets or liabilities of the Group. The class of shares held is ordinary unless otherwise stated.

			Proportion of ownership interest
Name of company	Place of incorporation and business	Particulars of paid- up capital ’000	Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activity
Shanghai Petrochemical Investment Development Company Limited (“Toufa”)	Mainland China	RMB1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation (“Jinmao”)	Mainland China	RMB 25,000	67.33	67.33	—	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	Mainland China	USD 9,154	74.25	—	74.25	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	Mainland China	RMB 415,623	100.00	—	100.00	Production of polyethylene products
Shanghai Jinshan Trading Corporation (“JMGJ”)	Mainland China	RMB 100,000	67.33	—	67.33	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”)	Mainland China	RMB 400,000	100.00	—	100.00	Trading of petrochemical products